CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (1,297,000)	$ (1,314,000)	$ (7,215,000)	$ (4,944,000)	$ (7,462,000)	$ (7,376,000)	$ (1,970,000)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Share based compensation expenses	65,000	97,000	369,000	158,000	558,000	1,711,000	203,000
Depreciation	68,000	1,000	749,000	3,000	6,000	3,000	3,000
Amortization of intangible assets			48,000
Equity in losses on nonconsolidated subsidiary		19,000		(19,000)
Expenses in respect of convertible notes and loans	322,000	422,000	899,000	1,421,000	1,949,000	684,000	99,000
Non-cash interest			258,000
Changes in Warrants to issue shares	219,000		960,000
Issuance of shares for services	49,000	94,000	262,000	1,336,000	1,574,000	3,220,000	758,000
Project costs expensed				469,000	469,000
Impairment of nonconsolidated subsidiary investment					(22,000)
Decrease in trade account receivables	893,000		611,000
Decrease (increase) in other current assets	(259,000)	(21,000)	(11,000)	107,000	244,000	39,000	(78,000)
Increase in other long term assets	(2,000)		(76,000)
Decrease in accounts payables	(43,000)	(5,000)	2,313,000	60,000	46,000	20,000	5,000
Increase in other account payables	(152,000)	(3,000)	(1,433,000)	54,000	338,000	(103,000)	(62,000)
Increase in Deferred revenues				1,553,000	1,482,000
Net cash provided by (used in) operating activities	(137,000)	(710,000)	(2,266,000)	198,000	(818,000)	(1,802,000)	(1,042,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments on account of project						(198,000)	(271,000)
Short term investments							(7,000)
Acquisitions of subsidiaries, net of cash acquired (Annex A)	(2,130,000)
Investment in nonconsolidated subsidiary		(24,000)
Purchase of property and equipment		(36,000)	(18,000)	(1,000)	(37,000)
Net cash used in investing activities	(2,130,000)	(60,000)	(18,000)	(1,000)	(37,000)	(198,000)	(278,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan origination fee							(178,000)
Loan received	3,378,000	37,000	50,000	461,000	859,000	764,000	666,000
Proceeds from issuance of debentures and warrants	2,672,000
Payment of loans and convertible debentures	(1,241,000)	(7,000)	(1,022,000)	(963,000)	(1,081,000)	(473,000)	(183,000)
Issuance of shares, net					315,000	900,000	1,039,000
Proceeds from issuance of shares and warrants			1,752,000	242,000		20,000
Proceeds from exercise of warrants			41,000
Proceeds from issuance of convertible debenture		560,000		212,000	625,000	1,041,000
Net cash provided by financing activities	4,809,000	590,000	821,000	(48,000)	718,000	2,252,000	1,344,000
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,542,000	(180,000)	(1,463,000)	149,000	(137,000)	252,000	24,000
EFFECT OF CHANGES IN EXCHANGE RATES ON CASH BALANCES IN FOREIGN CURRENCIES	29,000		11,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	161,000	298,000	2,732,000	118,000	298,000	46,000	22,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	2,732,000	$ 118,000	1,280,000	267,000	161,000	298,000	46,000
NON-CASH TRANSACTIONS:
Extinguish of debt upon shares issuance	188,000		411,000
Deferred net equity in joint ventures			1,493,000	$ 118,000
Deferred revenues against joint ventures investments					4,952,000
Cash paid during the period for:
Interest	67,000		$ 360,000		$ 172,000	$ 34,000	$ 48,000
Acquisition of subsidiaries, net of cash acquired :
Working capital, excluding cash and cash equivalents	1,070,000
Property and equipment	(17,738,000)
Long term liabilities	24,485,000
Other long term assets	(5,981,000)
Intangible assets	(3,966,000)
Acquisitions of subsidiaries, net of cash acquired (Annex A)	$ (2,130,000)